Fair Value Disclosures, Changes in Fair Value for Financial Assets (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Impairment charges recognized [Abstract]
Capitalized mortgage loan servicing rights, carrying amount					$ 8,200	$ 8,500
Capitalized mortgage loan servicing rights, valuation allowance					2,306	3,272	$ 3,773
Capitalized mortgage loan servicing rights		$ 600		$ (1,500)	1,000	500	(900)
Collateral dependent loans, carrying amount	$ 2,500		$ 2,500		4,000	5,100
Collateral dependent loans, valuation allowance	700		700		2,000	2,500
Additional provision for loan losses on impaired loans	300	100	500	300	200	1,100	2,100
Other real estate, carrying amount	50		50		3,200	1,000
Other real estate, valuation allowance	80		80		793	1,692	2,511	$ 4,047
Other real estate, additional charge	$ 30	$ 370	40	410	600	300	300
Trading Securities [Member]
Changes in fair value for financial assets [Abstract]
Net Gains (Losses) on Assets			(63)	4	262	(55)	(295)
Total Change in Fair Values Included in Current Period Earnings			(63)	4	262	(55)	(295)
Loans Held For Sale [Member]
Changes in fair value for financial assets [Abstract]
Net Gains (Losses) on Assets			713	612	(277)	90	258
Total Change in Fair Values Included in Current Period Earnings			713	$ 612	$ (277)	$ 90	$ 258
Capitalized Mortgage Loan Servicing Rights [Member]
Changes in fair value for financial assets [Abstract]
Mortgage Loan Servicing, net			(2,585)
Total Change in Fair Values Included in Current Period Earnings			$ (2,585)